Schedule of Investments (unaudited)
November 30, 2024
iShares® MSCI Pacific ex Japan ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 66.9%
ANZ Group Holdings Ltd.	3,164,743	$64,501,842
APA Group	1,376,552	6,495,824
Aristocrat Leisure Ltd.	601,602	26,678,793
ASX Ltd.	205,919	8,891,340
BHP Group Ltd.	5,391,619	142,172,826
BlueScope Steel Ltd.	469,325	6,800,451
Brambles Ltd.	1,483,375	18,468,597
CAR Group Ltd.	401,137	10,902,637
Cochlear Ltd.	69,614	13,861,475
Coles Group Ltd.	1,424,335	17,297,890
Commonwealth Bank of Australia	1,778,377	184,620,718
Computershare Ltd.	562,076	11,710,956
CSL Ltd.	514,527	94,859,269
Endeavour Group Ltd./Australia	1,618,353	4,625,249
Fortescue Ltd.	1,799,470	22,308,711
Goodman Group	1,828,167	45,388,305
GPT Group (The)	2,028,932	6,310,534
Insurance Australia Group Ltd.	2,515,771	14,023,224
James Hardie Industries PLC(a)	457,080	17,029,227
Lottery Corp. Ltd. (The)	2,368,353	8,029,392
Macquarie Group Ltd.	384,868	58,209,020
Medibank Pvt Ltd.	2,940,828	7,344,369
Mineral Resources Ltd.	187,497	4,137,571
Mirvac Group	4,175,292	5,898,038
National Australia Bank Ltd.	3,266,528	83,616,854
Northern Star Resources Ltd.	1,218,561	13,972,774
Orica Ltd.	514,975	6,101,804
Origin Energy Ltd.	1,826,945	12,979,429
Pro Medicus Ltd.	61,379	10,129,570
Qantas Airways Ltd.(a)	814,181	4,672,810
QBE Insurance Group Ltd.	1,600,765	20,913,183
Ramsay Health Care Ltd.	195,127	5,054,182
REA Group Ltd.	56,240	9,275,682
Reece Ltd.	237,951	4,011,332
Rio Tinto Ltd.	394,674	30,550,390
Santos Ltd.	3,454,904	14,934,690
Scentre Group	5,539,352	13,326,140
SEEK Ltd.	378,337	6,478,219
SGH Ltd.	215,861	6,998,028
Sonic Healthcare Ltd.	484,528	9,056,859
South32 Ltd.	4,814,643	11,684,583
Stockland	2,535,350	8,655,917
Suncorp Group Ltd.	1,351,986	17,404,094
Telstra Group Ltd.	4,299,487	11,072,097
Transurban Group	3,297,929	27,611,044
Treasury Wine Estates Ltd.	860,131	6,380,257
Vicinity Ltd.	4,102,765	5,792,204
Washington H Soul Pattinson & Co. Ltd.	253,897	5,778,967
Wesfarmers Ltd.	1,205,839	56,679,151
Westpac Banking Corp.	3,653,518	79,764,329
WiseTech Global Ltd.	195,473	16,422,314
Woodside Energy Group Ltd.	2,017,646	32,362,653
Woolworths Group Ltd.	1,298,084	25,610,391
Xero Ltd.(a)	154,185	17,557,388
		1,375,413,593
Hong Kong — 16.7%
AIA Group Ltd.	11,616,614	87,468,402
BOC Hong Kong Holdings Ltd.	3,925,500	12,112,139
CK Asset Holdings Ltd.	2,043,732	8,384,641
CK Hutchison Holdings Ltd.	2,851,232	14,910,525
Security	Shares	Value
Hong Kong (continued)
CK Infrastructure Holdings Ltd.	673,708	$4,653,125
CLP Holdings Ltd.	1,747,000	14,715,031
Futu Holdings Ltd., ADR(a)	59,945	5,229,002
Galaxy Entertainment Group Ltd.	2,313,000	10,373,627
Hang Seng Bank Ltd.	802,800	9,578,402
Henderson Land Development Co. Ltd.	1,554,442	4,882,022
HKT Trust & HKT Ltd., Class SS	4,043,338	5,030,754
Hong Kong & China Gas Co. Ltd.	11,868,253	9,030,668
Hong Kong Exchanges & Clearing Ltd.	1,273,700	47,949,933
Hongkong Land Holdings Ltd.	1,184,600	5,388,221
Jardine Matheson Holdings Ltd.	170,000	7,422,200
Link REIT	2,737,963	11,976,251
MTR Corp. Ltd.	1,652,786	5,816,306
Power Assets Holdings Ltd.	1,472,500	9,679,276
Sands China Ltd.(a)	2,583,600	6,640,521
Sino Land Co. Ltd.	4,182,800	4,101,195
SITC International Holdings Co. Ltd.	1,421,000	3,698,618
Sun Hung Kai Properties Ltd.	1,540,500	15,395,658
Swire Pacific Ltd., Class A	435,000	3,581,746
Techtronic Industries Co. Ltd.	1,459,207	20,769,053
WH Group Ltd.(b)	8,831,500	7,040,090
Wharf Holdings Ltd. (The)	1,112,850	3,053,901
Wharf Real Estate Investment Co. Ltd.	1,787,600	4,818,179
		343,699,486
New Zealand — 1.8%
Auckland International Airport Ltd.	1,608,278	7,391,421
Fisher & Paykel Healthcare Corp. Ltd.	624,029	14,070,805
Infratil Ltd.	975,712	7,426,915
Mercury NZ Ltd.	746,757	2,929,584
Meridian Energy Ltd.	1,385,016	5,093,913
		36,912,638
Singapore — 14.1%
CapitaLand Ascendas REIT	3,973,380	7,775,519
CapitaLand Integrated Commercial Trust(c)	6,194,301	9,070,666
CapitaLand Investment Ltd./Singapore(c)	2,485,600	5,071,836
DBS Group Holdings Ltd.	2,117,210	67,182,946
Genting Singapore Ltd.	6,479,900	3,702,683
Grab Holdings Ltd., Class A(a)(c)	2,249,177	11,245,885
Keppel Ltd.(c)	1,557,100	7,829,980
Oversea-Chinese Banking Corp. Ltd.	3,598,224	43,735,304
Sea Ltd., ADR(a)(c)	393,348	44,763,002
Sembcorp Industries Ltd.(c)	944,500	3,684,174
Singapore Airlines Ltd.(c)	1,591,250	7,495,887
Singapore Exchange Ltd.	897,300	8,518,364
Singapore Technologies Engineering Ltd.(c)	1,659,000	5,576,321
Singapore Telecommunications Ltd.	7,896,928	18,289,729
United Overseas Bank Ltd.	1,343,600	36,479,729
Wilmar International Ltd.(c)	2,049,400	4,716,468
Yangzijiang Shipbuilding Holdings Ltd.	2,744,900	4,939,402
		290,077,895
Total Long-Term Investments — 99.5% (Cost: $1,940,794,246)		2,046,103,612
Short-Term Securities
Money Market Funds — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.79%(d)(e)(f)	11,058,300	11,063,829

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI Pacific ex Japan ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.62%(d)(e)	680,000	$680,000
Total Short-Term Securities — 0.6% (Cost: $11,742,018)		11,743,829
Total Investments — 100.1% (Cost: $1,952,536,264)		2,057,847,441
Liabilities in Excess of Other Assets — (0.1)%		(1,529,919)
Net Assets — 100.0%		$2,056,317,522

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/24	Shares Held at 11/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$11,641,346	$—	$(577,575)(a)	$1,178	$(1,120)	$11,063,829	11,058,300	$26,677 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	780,000	—	(100,000)(a)	—	—	680,000	680,000	7,376	—
				$1,178	$(1,120)	$11,743,829		$34,053	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
SPI 200 Index	55	12/19/24	$7,605	$202,841
MSCI Singapore Index	80	12/30/24	2,235	24,969
				$227,810
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI Pacific ex Japan ETF

Fair Value Hierarchy as of Period End (continued)
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$87,897,942	$1,958,205,670	$—	$2,046,103,612
Short-Term Securities
Money Market Funds	11,743,829	—	—	11,743,829
	$99,641,771	$1,958,205,670	$—	$2,057,847,441
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$227,810	$—	$227,810

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust